Investments - Intangible Lease Assets - Schedule detailing intangible lease assets and related accumulated amortization (Parenthetical) (Details) - In -place leases	Sep. 30, 2025 USD ($)
Intangible Lease Assets
Real estate investments held for sale gross	$ 39,000
Accumulated Amortization of Real Estate Investments Held for Sale	$ 39,000